Document and Entity Information	Jun. 15, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001262104
Document Type	8-K
Document Period End Date	Jun. 15, 2023
Entity Registrant Name	MEI Pharma, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-50484
Entity Tax Identification Number	51-0407811
Entity Address, Address Line One	11455 El Camino Real
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	369-7100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.00000002 par value
Trading Symbol	MEIP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false